Recoverable taxes - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 4,203,639	R$ 3,783,271
Current	1,462,269	1,610,312
Non-current	2,741,370	2,172,959
ICMS - State VAT [member]
Summary of recoverable taxes [line items]
Recoverable taxes	1,365,128	1,312,990
PIS and COFINS - Federal VAT [member]
Summary of recoverable taxes [line items]
Recoverable taxes	2,761,262	2,410,736
Others [member]
Summary of recoverable taxes [line items]
Recoverable taxes	R$ 77,249	R$ 59,545